Employee Benefit Plans (Activity under the incentive and non-qualified stock option plans) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance, Beginning of Period, Shares	72,900	61,500	68,400
Options Granted, Shares	0	0	0
Options Exercised, Shares	0	0	0
Options Forfeited, Shares	4,500	14,000	6,900
Balance, End of Period, Shares	68,400	47,500	61,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance, Beginning of Period, Weighted Avg. Exercise Price	$ 22.62	$ 22.49	$ 22.63
Options Granted, Weighted Avg. Exercise Price	$ 0	$ 0	$ 0
Options Exercised, Weighted Avg. Exercise Price	$ 0	$ 0	$ 0
Options Forfeited, Weighted Avg. Exercise Price	$ 22.58	$ 22.74	$ 23.87
Balance, End of Period, Weighted Avg. Exercise Price	$ 22.63	$ 22.41	$ 22.49
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options Exercisable, Shares	43,800	34,300	42,300
Options Exercisable, Weighted Avg. Exercise Price	$ 22.14	$ 22.00	$ 22.03
Weighted-Average Remaining Life Of Exercisable Options	1 year 9 months 18 days	1 year 1 month 18 days	1 year 3 months 18 days
Options Available For Grant	50,000	50,000	50,000